Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 178,101	¥ 167,330	¥ 178,038
Provision for credit losses, net of reversal	76,143	92,147	90,236
Charge-offs	(96,444)	(99,550)	(102,948)
Recoveries	25,344	21,757	22,356
Other	943	(3,583)	(20,352)
Allowance for credit losses at end of year	¥ 184,087	¥ 178,101	¥ 167,330